RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,884.9	$ 1,863.7
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,586.6	1,595.1
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	72.9	65.2
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	225.4	203.4
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	7.4	3.1
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	7.4	3.1
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	693.5	695.2
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	693.5	695.2
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	174.9	196.9
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	174.9	196.9
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	246.2	258.5
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	246.2	258.5
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	344.7	323.2
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	344.7	323.2
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	90.5	88.4
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	90.5	88.4
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	29.4	29.8
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	29.4	29.8
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	72.6	64.7
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	72.6	64.7
U.S. Pension and Postretirement Health Care Benefits | Hedge Funds
Defined Benefit Plan Disclosure
Fair Value	152.0	148.5
U.S. Pension and Postretirement Health Care Benefits | Hedge Funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	152.0	148.5	134.6
U.S. Pension and Postretirement Health Care Benefits | Private Equity
Defined Benefit Plan Disclosure
Fair Value	73.4	54.9
U.S. Pension and Postretirement Health Care Benefits | Private Equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	73.4	54.9	48.2
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	0.3	0.5
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.3	0.5
International Pension
Defined Benefit Plan Disclosure
Fair Value	847.7	787.6	689.3
International Pension | Level 1
Defined Benefit Plan Disclosure
Fair Value	20.5	20.4
International Pension | Level 2
Defined Benefit Plan Disclosure
Fair Value	827.2	767.2
International Pension | Cash
Defined Benefit Plan Disclosure
Fair Value	7.2	3.6
International Pension | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	7.2	3.6
International Pension | International equity
Defined Benefit Plan Disclosure
Fair Value	363.5	342.5
International Pension | International equity | Level 2
Defined Benefit Plan Disclosure
Fair Value	363.5	342.5
International Pension | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	189.3	167.6
International Pension | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	5.1	5.5
International Pension | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	184.2	162.1
International Pension | Government bonds
Defined Benefit Plan Disclosure
Fair Value	164.4	143.3
International Pension | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	7.7	8.7
International Pension | Government bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	156.7	134.6
International Pension | Real estate
Defined Benefit Plan Disclosure
Fair Value	12.7	11.4
International Pension | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	12.7	11.4
International Pension | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	109.8
International Pension | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	109.8	116.2
International Pension | Other
Defined Benefit Plan Disclosure
Fair Value	0.8	3.0
International Pension | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	0.5	2.6
International Pension | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 0.3	$ 0.4